Shareholders' Equity	12 Months Ended
Oct. 31, 2023
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 16 – SHAREHOLDERS’ EQUITY

As of October 31, 2023 and October 31, 2022, the Company had 4,065,609 and 1,363,629 shares issued and outstanding.

On October 31, 2020, pursuant to a special resolution adopted by its shareholders to amend and restate the memorandum and articles of associations, the Company conducted a subdivision of its par value with each share of a par value of $0.09 of the authorized share capital of the Company (including issued and unissued share capital) be subdivided into 5 shares of a par value of $0.018 each (the “Share Subdivision”). Immediately following the Share Subdivision, the authorized share capital of the Company was $27,778 divided into 2,777,778 shares of a par value of $0.018 each, and the total issued and outstanding shares were 277,778.

Subsequent to the Share Subdivision, the Company increased its authorized share capital from 2,777,778 shares to 8,333,333 shares with a par value of $0.018 per share, and issued a stock dividend on 2 for 1 on post-Share Subdivision basis, whereby each shareholder holding 1 share of the 277,778 shares outstanding immediately preceding this stock dividend was issued an additional 2 shares; therefore, a total of 555,556 shares were issued; immediately following this transaction, there were a total of 833,333 shares issued and outstanding. All shares and per share amounts for all periods presented herein have been adjusted to reflect the Share Subdivision and stock dividend as if it had occurred at the beginning of the first period presented.

On May 20, 2021, we issued 288,889 ordinary shares to the investors in connection with the closing of the initial public offering at the offering price of $90.00 per share.

On October 28, 2022, the Company issued 11,111 ordinary shares to a non-related party as service compensation for $60,000

For the year ended October 31, 2022, the Company also issued 162,138 ordinary shares for conversion of note payable in the amount of $2,236,684.

For the years ended October 31, 2023, the Company issued 598,943 ordinary shares for conversion of note payable in the amount of $1,720,800, issued 1,925,259 ordinary shares for net cash proceeds in the amount of $3,568,599, and issued 177,778 ordinary shares for compensation in the amount of $ 2,717,326.

Reverse Stock Split

On July 7, 2023, our Board of Directors declared a reverse share split at a ratio of 1-for-18 for shares having a par value of $0.001 per share with effect from July 10. Following the reverse split, the shares will have a par value of $0.018 per share. There was no effect on total stockholders’ equity. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the effects of the reverse stock split. All shares and per share data have been retroactively restated to reflect reverse stock split effected on May 10, 2024.

Private Placement

On April 28, 2023, the Company entered into a Subscription Agreement with selected accredited investors (collectively, the “Investors”). Pursuant to the Subscription Agreement, the Company has agreed to issue and sell to the Investors an aggregate of 8,000,000 units at a price of $0.15 per unit for an aggregate purchase price of $1,200,000 in a private placement.

Each unit is comprised of one (1) ordinary share, par value $0.001 per share (the “Ordinary Share”), and five (5) warrants to purchase one Ordinary Share (collectively, the “Warrants”). Each Warrant is exercisable to purchase one Ordinary Share at a price of $0.35 per share at any time from six (6) months after the closing (November 5, 2023).

The closing occurred on May 5, 2023, and the Company received proceeds of $1.2 million.

On September 12, 2023, the Company entered into a securities purchase agreement with certain non-affiliated accredited institutional investors pursuant to which the Company agreed to sell an aggregate of 62,242 restricted ordinary shares , par value $0.018 per share, of the Company for gross proceeds of $66,600. The Offering closed on September 18, 2023.

On October 20, 2023, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons”, pursuant to which the Company agreed to sell an aggregate of 113,636,360 units (the “Units”), each Unit consisting of one ordinary share of the Company, par value $0.018 per share and a warrant to purchase three Shares with an initial exercise price of $1.10, at a price of $0.44 per Unit, for an aggregate purchase price of approximately $50 million. The Warrants are exercisable immediately upon the date of issuance at an initial exercise price of $1.10, for cash. The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. The Offering closed on December 21, 2023.